UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

                (Address of principal executive offices)            (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-846-7526

Date of fiscal year end:   12/31

Date of reporting period: 12/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT

December 31, 2012

TIMOTHY PLAN VARIABLE SERIES

Strategic Growth Conservative Growth

Letter from the President

December 31, 2012

Arthur D. Ally

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

As seems to have been the pattern lately, the year of 2012 contained a lot of volatility in the capital markets but ended the year with reasonably good performance. As you know, your Timothy Plan Variable Fund investment is a compilation of several of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds. Although the allocation percentages will vary slightly from time to time as a result of changing economic conditions, the allocation at December 31, 2012 (adjusted to incorporate our new Emerging Markets Fund) was as follows:

	Conservative Growth	Strategic Growth
• Large/Mid-Cap Growth Fund	11.34%	16.56%
• Large/Mid-Cap Value Fund	13.85%	16.05%
• Small-Cap Value Fund	5.31%	6.29%
• Aggressive Growth Fund	2.27%	5.78%
• International Fund	5.01%	15.22%
• High-Yield Bond Fund	8.44%	12.60%
• Defensive Strategies Fund	17.98%	16.40%
• Fixed Income Fund	28.74%	0.00%
• Israel Common Values Fund	3.99%	4.97%
• Emerging Markets Fund	2.99%	5.95%

I am pleased to report that our 2012 performance (7.79% for Conservative and 11.42% for Strategic) was quite respectable and fairly comparable to their respective market benchmarks – especially when you consider our conservative investment style.

Even though these have been designed to be conservatively allocated funds, we understand that the volatility and uncertainty of the markets over the past several years has been unsettling for many investors; however, although our sub-advisors as a group expect this pattern to continue into 2013, they also expect a somewhat upward bias with respect to performance.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment in which you can feel comfortable.

Sincerely,

Arthur D. Ally,

President

Fund Performance - (Unaudited)

December 31, 2012

Conservative Growth Portfolio Variable Series

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	7.79%	1.61%	4.00%
Dow Jones Global Moderate Portfolio Index (b)	11.24%	3.44%	6.87%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2012.

(b)	Dow Jones Global Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Timothy Plan Conservative Growth Portfolio Variable Series vs. Dow Jones Global Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on May 1, 2002 and held through December 31, 2012. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Performance - (Unaudited)

December 31, 2012

Strategic Growth Portfolio Variable Series

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	11.42%	-0.63%	3.12%
Dow Jones Global Moderately Aggressive Portfolio Index (b)	13.96%	2.58%	7.09%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2012.

(b)	Dow Jones Global Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Timothy Plan Strategic Growth Portfolio Variable Series vs. Dow Jones Global Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on May 1, 2002 and held through December 31, 2012. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Profile - Conservative Growth Portfolio Variable Series

December 31, 2012 (Unaudited)

Underlying Fund Allocations

(% of Net Assets)

Fixed Income	28.74%
Defensive Strategies	17.98%
Large/Mid Cap Value	13.85%
Large/Mid Cap Growth	11.34%
High Yield Bond	8.44%
Small Cap Value	5.31%
International	5.01%
Israel Common Values	3.99%
Emerging Markets	2.99%
Aggressive Growth	2.27%
Money Market & Liabilities in Excess of Other Assets	0.08%

100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			7/1/2012 through
	7/1/2012	12/31/2012	12/31/2012
Actual	$1,000.00	$1,048.30	$2.16
Hypothetical**	$1,000.00	$1,023.03	$2.14

*

Expenses are equal to the Fund’s annualized expense ratio of 0.42%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.83% for the six-month period of July 1, 2012, through December 31, 2012.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series

December 31, 2012 (Unaudited)

Underlying Fund Allocations

(% of Net Assets)

Large/Mid Cap Growth	16.56%
Defensive Strategies	16.40%
Large/Mid Cap Value	16.05%
International	15.22%
High Yield Bond	12.60%
Small Cap Value	6.29%
Emerging Markets	5.95%
Aggressive Growth	5.78%
Israel Common Values	4.97%
Other Assets in Excess of Liabilities	0.18%

100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			7/1/2012 through
	7/1/2012	12/31/2012	12/31/2012
Actual	$1,000.00	$1,067.00	$2.18
Hypothetical**	$1,000.00	$1,022.67	$2.14

*

Expenses are equal to the Fund’s annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.70% for the six-month period of July 1, 2012, through December 31, 2012.

**	Assumes a 5% return before expenses.

Schedule of Investments

Timothy Plan Conservative Growth Portfolio Variable Series

As of December 31, 2012

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.9%
122,251	Timothy Plan Aggressive Growth Fund*	$875,314
580,018	Timothy Plan Defensive Strategies Fund	6,931,217
111,964	Timothy Plan Emerging Markets Fund*	1,153,229
1,022,380	Timothy Plan Fixed Income Fund	11,082,601
338,680	Timothy Plan High Yield Bond Fund	3,254,717
255,374	Timothy Plan International Fund	1,933,181
141,939	Timothy Plan Israel Common Values Fund*	1,540,040
632,772	Timothy Plan Large/Mid Cap Growth Fund	4,372,456
354,850	Timothy Plan Large/Mid Cap Value Fund	5,340,496
135,907	Timothy Plan Small Cap Value Fund	2,046,758

	TOTAL MUTUAL FUNDS (Cost $35,003,117)	38,530,009

	MONEY MARKET FUND - 0.4°%
136,852	Fidelity Institutional Money Market Portfolio, 0.09% (B)
	(Cost $136,852)	136,852

	TOTAL INVESTMENTS (Cost $35,139,969)(C) - 100.3°%	$38,666,861

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(109,112)

	TOTAL NET ASSETS - 100.00%	$38,557,749

* Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at December 31, 2012.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,242,714 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,500,039
Unrealized depreciation:	(75,892)

Net unrealized appreciation	$2,424,147

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Timothy Plan Strategic Growth Portfolio Variable Series

As of December 31, 2012

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.8%
147,245	Timothy Plan Aggressive Growth Fund*	$1,054,274
250,561	Timothy Plan Defensive Strategies Fund	2,994,199
105,524	Timothy Plan Emerging Markets Fund*	1,086,902
239,386	Timothy Plan High Yield Bond Fund	2,300,501
367,075	Timothy Plan International Fund	2,778,759
83,609	Timothy Plan Israel Common Values Fund*	907,154
437,410	Timothy Plan Large/Mid Cap Growth Fund	3,022,505
194,624	Timothy Plan Large/Mid Cap Value Fund	2,929,092
76,256	Timothy Plan Small Cap Value Fund	1,148,417

	TOTAL MUTUAL FUNDS (Cost $17,017,173)	18,221,803

	TOTAL INVESTMENTS (Cost $17,017,173)(B) - 99.8%	$18,221,803

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	31,529

	TOTAL NET ASSETS - 100.00%	$18,253,332

* Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,678,405 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,145,458
Unrealized depreciation:	(602,060)

Net unrealized appreciation:	$543,398

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

December 31, 2012

	CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES	STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$35,003,117	$17,017,173
Investments in unaffiliated securities, at cost	136,852	-

Investments in affiliated securities, at value	$38,530,009	$18,221,803
Investments in unaffiliated securities, at value	136,852	-
Receivable for securities sold	82,951	300,000
Receivable for fund shares sold	28,458	27,527
Dividends and interest receivable	20	18
Prepaid expenses	1,155	277

Total Assets	38,779,445	18,549,625

LIABILITIES:
Payable for securities purchased	182,951	-
Payable for fund shares redeemed	5,907	11,909
Accrued advisory fees	3,278	1,589
Due to custodian	-	262,764
Accrued expenses	29,560	20,031

Total Liabilities	221,696	296,293

Net Assets	$38,557,749	$18,253,332

NET ASSETS CONSIST OF:
Paid in capital	$37,352,194	$19,650,433
Accumulated undistributed net investment income	349,302	155,844
Accumulated net realized loss from investments	(2,670,639)	(2,757,575)
Net unrealized appreciation on investments	3,526,892	1,204,630

Net Assets	$38,557,749	$18,253,332

Net Assets	$38,557,749	$18,243,332
Shares of beneficial interest outstanding	3,320,867	1,835,610
Net Asset Value, offering price and redemption price per share	$11.61	$9.94

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended December 31, 2012

	CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES	STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	512,160	238,235
Interest income from unaffiliated funds	$266	$253

Total Investment Income	512,426	238,488

Operating Expenses:
Investment Advisory Fees	39,015	18,857
Administration fees	90,884	31,774
Custody fees	10,438	6,445
Audit fees	7,210	16,788
Printing expenses	4,568	3,586
Compliance officer fees	4,519	2,081
Trustees’ fees	4,180	1,907
Non 12b-1 Shareholder Servicing fees	903	394
Insurance expenses	1,093	581
Miscellaneous expenses	314	213

Total Operating Expenses	163,124	82,626

Net Investment Income	349,302	155,862

Realized and Unrealized Gain (Loss) from Investments:
Capital gain dividends from affiliated funds	218,693	110,704
Net realized gain from investments in affiliated funds	2,356,880	330,377
Change in unrealized appreciation (depreciation) on affiliated investments	(60,637)	1,517,515

Net Realized and Unrealized Gain from Investments	2,514,936	1,958,596

Net Increase in Net Assets Resulting From Operations	$2,864,238	$2,114,458

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES		STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
Operations:
Net investment income	$349,302	$701,768	$155,862	$265,871
Capital gain dividends from affiliated investments	218,693	521,600	110,704	310,428
Net realized gain from investments in affiliated funds	2,356,880	547,205	330,377	(758,709)
Net change in unrealized appreciation (depreciation) on investments	(60,637)	(971,641)	1,517,515	(733,601)

Net increase (decrease) in net assets resulting from operations	2,864,238	798,932	2,114,458	(916,011)

Distributions to Shareholders:
Net investment income	(701,727)	(586,454)	(265,827)	(109,362)

Total dividends and distributions to shareholders	(701,727)	(586,454)	(265,827)	(109,362)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	4,475,745	2,047,564	2,262,300	6,150,603
Reinvestment of dividends	701,727	586,454	265,827	109,362
Cost of shares redeemed	(5,789,172)	(9,011,918)	(6,144,158)	(4,303,870)

Net increase (decrease) in net assets from share transactions of beneficial interest	(611,700)	(6,377,900)	(3,616,031)	1,956,095

Total Increase (Decrease) in Net Assets	1,550,811	(6,165,422)	(1,767,400)	930,722

Net Assets:
Beginning of year	37,006,938	43,172,360	20,020,732	19,090,010

End of year*	$38,557,749	$37,006,938	$18,253,332	$20,020,732

* Includes accumulated undistributed net investment income at end of period	$349,302	$701,727	$155,844	$265,809

Share Activity:
Shares Sold	390,055	184,017	233,657	630,568
Shares Reinvested	60,337	53,754	26,663	12,165
Shares Redeemed	(504,282)	(809,731)	(636,911)	(451,367)

Net increase (decrease) in shares of beneficial interest outstanding	(53,890)	(571,960)	(376,591)	191,366

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Timothy Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year

	For the Year ended December 31, 2012		For the Year ended December 31, 2011		For the Year ended December 31, 2010		For the Year ended December 31, 2009	For the Year ended December 31, 2008
Net asset value, beginning of period	$10.97		$10.94		$9.86		$8.16	$12.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(A)	0.20	(A)	0.14	(A)	0.12	0.22	(A	)
Net realized and unrealized gain (loss) on investments	0.75		0.01		1.09		1.74	(3.95)

Total from investment operations	0.86		0.21		1.23		1.86	(3.73)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.18)		(0.15)		(0.16)	(0.26)
From net realized gains on investments	-		-		-		-	(0.82)

Total distributions	(0.22)		(0.18)		(0.15)		(0.16)	(1.08)

Net asset value, end of year	$11.61		$10.97		$10.94		$9.86	$8.16

Total return (B)	7.79%		1.90%		12.45%		22.80%	(28.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,558		$37,007		$43,172		$42,537	$32,454
Expenses, net waiver and reimbursement (C)	0.42%		0.41%		0.41%		0.50%	0.64%
Net investment income, net waiver and reimbursement (C)(D)	0.90%		1.77%		1.41%		1.56%	1.88%
Portfolio turnover rate	33%		30%		9%		35%	20%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Timothy Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year

	For the Year ended December 31, 2012		For the Year ended December 31, 2011		For the Year ended December 31, 2010		For the Year ended December 31, 2009	For the Year ended December 31, 2008

Net asset value, beginning of period	$9.05		$9.45		$8.25		$6.41	$12.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(A)	0.12	(A)	0.05	(A)	0.06	0.07	(A	)
Net realized and unrealized gain (loss) on investments	0.94		(0.47)		1.22		1.83	(5.19)

Total from investment operations	1.03		(0.35)		1.27		1.89	(5.12)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.05)		(0.07)		(0.05)	(0.15)
From net realized gains on investments	-		-		-		-	(1.15)

Total distributions	(0.14)		(0.05)		(0.07)		(0.05)	(1.30)

Net asset value, end of year	$9.94		$9.05		$9.45		$8.25	$6.41

Total return (B)	11.42%		(3.70)%		15.37%		29.48%	(39.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,253		$20,021		$19,090		$18,895	$14,750
Expenses, net waiver and reimbursement reimbursement (C)	0.44%		0.40%		0.42%		0.50%	0.65%
Net investment income, net waiver and reimbursement (C)(D)	0.82%		1.23%		0.61%		0.82%	0.69%
Portfolio turnover rate	30%		32%		8%		22%	9%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.   SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of

Notes to Financial Statements

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 38,530,009	$ -	$ -	$ 38,530,009
Money Market Fund	136,852	-	-	136,852
Total	$ 38,666,861	$ -	$ -	$ 38,666,861

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 18,221,803	$ -	$ -	$ 18,221,803

Refer to the Schedule of Investments for classifications.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the year ended December 31, 2012, there were no transfers between Levels 1 and 2. The Funds’ policy is to recognize transfers at the end of the period.

B.   INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.   NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.   FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended December 31, 2012, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2009 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E.   USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.   DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

Notes to Financial Statements

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

G.   EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2012:

Funds	Purchases	Sales
Conservative Growth Portfolio	$12,953,017	$13,631,798
Strategic Growth Portfolio	5,523,147	9,245,886

Note 3 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. (“TPL”) is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 24, 2012. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2012 were $39,015 and $18,857 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,278 and $1,589, respectively, at December 31, 2012. An officer and trustee of the Funds is also an officer of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Note 4 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2012, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 92% of the Conservative Growth Portfolio and approximately 83% of the Strategic Growth Portfolio.

Note 5 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during 2012 and 2011 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2012
Ordinary Income	$701,727	$265,827

	$701,727	$265,827

2011
Ordinary Income	$586,454	$109,362

	$586,454	$109,362

Notes to Financial Statements

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$349,302	$155,844
Capital Loss Carry Forward	(979,954)	(2,096,343)
Post October and Other Losses	(587,940)	-
Unrealized Appreciation (Depreciation)	2,424,147	543,398

	$1,205,555	$(1,397,101)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $1,102,745 and $661,232 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

Note 6 | Capital Loss Carryforwards

At December 31, 2012, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Conservative Growth	$979,954	2018
Strategic Growth	$183,363	2017
	$1,912,980	2018

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7 | NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

Note 8 | SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Notes to Financial Statements

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

TIMOTHY PARTNERS, LTD

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2012. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2011. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Strategic Growth Portfolio Variable Series and Timothy Plan Conservative Growth Portfolio Variable Series (the “Funds”), two of the series constituting The Timothy Plan, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Timothy Plan Strategic Growth Portfolio Variable Series and Timothy Plan Conservative Growth Portfolio Variable Series, two of the series constituting The Timothy Plan, as of December 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

February 14, 2013

Officers and Trustees of the Trust

As of December 31, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL Born: 1948	Trustee	Indefinite; Trustee since 2011	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Secretary of State for the State of Ohio. Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1055 Maitland Center Commons Maitland, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

* Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

Officers and Trustees of the Trust (Continued)

As of December 31, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University for past 35 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 1055 Maitland Center Commons Maitland, FL Born: 1946	Trustee	Indefinite; Trustee since 2005	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

			None

Officers and Trustees of the Trust (Continued)

As of December 31, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1055 Maitland Center Commons Maitland, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL Born: 1960	Trustee	Indefinite; Trustee since 2004	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.

			None

Officers and Trustees of the Trust (Continued)

As of December 31, 2012 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee	Indefinite; Trustee since 2004	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 1055 Maitland Center Commons Maitland, FL Born: 1973	Trustee	Indefinite; Trustee since 2011	14
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at

1-800-846-7526.

Disclosures

December 31, 2012

Conservative and Strategic Growth Portfolio Variable Series

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.     Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.     Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)        Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2012	$ 24,000

FY 2011	$ 24,000

(b)	Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2012	$ 0	$ 0
FY 2011	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2012	$0

FY 2011	$0

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

Registrant
The Timothy Plan
FY 2012	$ 0

FY 2011	$ 0

(e) (1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)         During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser

FY 2012	$ 0	$ 0
FY 2011	$ 0	$ 0

(h)         Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	3/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	3/4/13